Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of financial liabilities subject to fair value measurements on a recurring basis

The Company’s financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows (amounts in thousands):

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Public warrants (Restated)	$88,079	$—	$—	$88,079
Private warrants (Restated)	—	82,030	82,030
Earnout interests liability			351,048	351,048
Total fair value (Restated)	$88,079	$—	$433,078	$521,157

Schedule of range and weighted-average of the significant unobservable inputs used to fair value Level 3 recurring liabilities along with the valuation techniques used

			Observable (O) or
	Fair Value	Valuation	Unobservable (U)	Range
	(in thousands)	Technique	Input	(Weighted-Average)

Earnout interests liability	$351,048	Option pricing model	Share price (O)	$21.51 - $21.65
			Volatility (U)	54.6%
			Term (U)	2.99 years
			Risk-free rate (O)	0.17%

Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of financial liabilities subject to fair value measurements on a recurring basis

	December 29,	December 31,
	2020	2020
Exercise price	$11.50	$11.50
Stock price	$21.65	$22.76
Volatility	41.4%	41.4%
Term (years)	5.0	5.0
Risk-free interest rate	0.36%	0.37%